Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis:

	December 31, 2021
	Level 1	Level 2	Level 3
Financial assets (liabilities):
Foreign currency contracts designated as hedge instruments, included in prepaid expenses and other current assets	—	160	—
Foreign currency contracts not designated as hedge instruments, included in prepaid expenses and other current assets	—	1	—
Contingent consideration in relation to business combinations	—	—	$(7,079)
Total financial assets (liabilities)	$—	$161	$(7,079)

	December 31, 2022
	Level 1	Level 2	Level 3
Financial assets (liabilities):
Foreign currency contracts designated as hedge instruments, included in other payables and accrued expenses	—	(346)	—
Contingent consideration in relation to business combinations	—	—	$(3,883)
Total financial assets (liabilities)	$—	$(346)	$(3,883)